Contract Assets, Net	12 Months Ended
Mar. 31, 2024
Contract Assets, Net [Abstract]
CONTRACT ASSETS, NET

8.    CONTRACT ASSETS, NET

Contract assets, net consist of the following:

	As of March 31,
	2023	2024	2024
	HK$	HK$	US$
Balance at beginning of the year	5,477,672	16,120,142	2,059,845
Addition	13,519,314	46,842,781	5,985,609
Changes due to billings	(2,876,844)	(1,874,928)	(239,580)
	16,120,142	61,087,995	7,805,874
Allowance for expected credit losses	—	(1,533,832)	(195,994)
Balance at end of year	16,120,142	59,554,163	7,609,880

Allowance for expected credit losses consists of the following:

	As of March 31,
	2023	2024	2024
	HK$	HK$	US$
Beginning balance	—	—	—
Addition	—	1,533,832	195,994
Ending balance	—	1,533,832	195,994